Taxation (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Current tax expense [Abstract]
Total current tax expense	$ 12.3	$ 15.7
Deferred tax (benefit) expense [Abstract]
Deferred tax (benefit) expense	0.1	0.1
Effective income tax rate reconciliation [Abstract]
United Kingom statutory income tax rate (in hundredths)	23.20%	24.50%
Effect of other tax jurisdictions (in hundredths)	(15.20%)	(10.10%)
Effective income tax rate (in hundredths)	8.00%	14.40%
Components of Deferred Tax Liabilities [Abstract]
Provisions	0.3		0	[1]
Total deferred tax liability	0.3		0	[1]
Net deferred tax assets [Abstract]
Deferred mobilization revenue	0.6		0.6	[1]
Total deferred tax assets	0.6		0.6	[1]
Total income tax expense	12.0	15.8
United Kingdom [Member]
Current tax expense [Abstract]
Total current tax expense	0	0
Angola [Member]
Current tax expense [Abstract]
Total current tax expense	2.1	2.2
Deferred tax (benefit) expense [Abstract]
Deferred tax (benefit) expense	0.1	0.1
Canada [Member]
Current tax expense [Abstract]
Total current tax expense	1.7	(0.8)
Deferred tax (benefit) expense [Abstract]
Deferred tax (benefit) expense	(0.1)	0
China [Member]
Current tax expense [Abstract]
Total current tax expense	0	5.4
Hungary [Member]
Current tax expense [Abstract]
Total current tax expense	0.6	0
Nigeria [Member]
Current tax expense [Abstract]
Total current tax expense	6.2	6.3
Deferred tax (benefit) expense [Abstract]
Deferred tax (benefit) expense	0	0
Norway [Member]
Current tax expense [Abstract]
Total current tax expense	0	2.6
United States [Member]
Current tax expense [Abstract]
Total current tax expense	1.5	0
Deferred tax (benefit) expense [Abstract]
Deferred tax (benefit) expense	(0.3)	0
Other [Member]
Current tax expense [Abstract]
Total current tax expense	$ 0.2	$ 0

[1]	Restated